Ordinary Shares and Treasury Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 06, 2022 CNY (¥) shares	Apr. 14, 2022 CNY (¥) shares	Apr. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares
Stock repurchased during period, value				¥ 743,261	¥ 1,086,102		¥ 1,080,270
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares							318,299,998
Withheld of shares | shares				93,614
Settlement of subscription receivables | $			$ 200,000
Fair value per share | $ / shares			$ 0.36
Settlement Of Shareholder Loan Value				¥ 41,529
Conversion of Class B ordinary shares to Class A ordinary shares [Member]
Conversion of stock | shares					185,179,040	185,179,040	1,121,670,655
Maximum [Member]
Reduction in additional paid in capital							¥ 257,891
Receivables from Stockholder [Member]
Settlement Of Shareholder Loan Value		¥ 1,310,140					(1,310,140)
Additional Paid-in Capital [Member]
Reduction in additional paid in capital				1,237,216
Stock repurchased during period, value				81,179	¥ 38,616		1,080,247
Settlement Of Shareholder Loan Value		¥ 1,326,603		¥ 81,179			¥ 1,326,603
Common Class A [Member]
Stock repurchased during period, shares | shares	259,095,756			255,486,760	455,039,640	455,039,640
Reduction in common stock				¥ 2	¥ 1
Reduction in additional paid in capital					¥ 35,046
Stock repurchased during period, value	¥ 822,373					$ 147,689
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares				156,832,119	131,869,359	131,869,359	112,209,998
Withheld of shares | shares				30,763,980	14,166,880		710,080
Treasury stock shares retired | shares				509,328,880	201,197,520	201,197,520
Decrease in common stock due to retirement				¥ 36	¥ 14
Reduction in additional paid in capital due to retirement					¥ 439,354
Common Class A [Member] | Common Stock [Member]
Stock repurchased during period, shares | shares				(286,250,740)	(469,206,520)	(469,206,520)	(259,805,836)
Reduction in common stock	17
Stock repurchased during period, value				¥ 2	¥ 1		¥ 17
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares				156,832,119	131,869,359	131,869,359	112,209,998
Settlement of Shareholder loan shares | shares		560,224,090	560,224,090				(560,224,090)
Settlement Of Shareholder Loan Value		¥ 37					¥ 37
Common Class A [Member] | Additional Paid-in Capital [Member]
Stock repurchased during period, value	¥ 822,356
Common Class B [Member]
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares							206,090,000
Withheld of shares | shares							91,165,500
Common Class B [Member] | Common Stock [Member]
Stock repurchased during period, shares | shares							(91,165,500)
Reduction in common stock							¥ 6
Stock repurchased during period, value							¥ 6
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares					0	0	206,090,000